Equity	12 Months Ended
Dec. 31, 2017
Equity.
Equity

17. Equity

17.1. Share Capital

The share capital of TiGenix amounts to EUR 27.4 million at December 31, 2017 (2016: EUR 26.0 million; 2015: EUR 17.7 million), represented by 274,287,190 shares (2016: 259,956,365 shares; 2015: 177,304,587 shares). The Company’s shares have no par value. The holders of TiGenix shares are entitled to receive dividends as declared and to one vote per share at the shareholders’ meeting of the Company. All shares issued are fully paid.

The Company has never declared or paid any dividend on its shares. In the future, the Company’s dividend policy will be determined by its BoD and may change from time to time. Any declaration of dividends will be based upon the Company’s earnings, financial condition, capital requirements and other factors considered important by the BoD. Belgian law and the Company’s articles of association do not require the Company to declare dividends. Currently, the BoD expects to retain all earnings, if any, generated by the Company’s operations for the development and growth of its business and does not anticipate paying any dividend in the near future.

The change in the number of shares during the year is as follows:

Number of shares	2017	2016	2015
Balance at January 1,	259,956,365	177,304,587	160,476,620
Capital increase—payment of the contingent consideration of Coretherapix business combination	6,538,329	—	—
Capital increase—conversion of 7.0 millions euro bonds	7,792,496	—	—
Capital increase—contribution in cash	—	82,651,778	9,115,210
Capital increase—contribution in kind	—	—	7,712,757

Balance at December 31,	274,287,190	259,956,365	177,304,587

During 2017, the share capital of the Company has been increase twice:

Share Capital	No of shares	Nominal value	Thousand of euros

Capital increase July 25, 2017	6,538,329	0.10	654
Capital increase November 10, 2017	7,792,496	0.10	779
Total Increase of share capital in 2017	14,330,825		1,433

Share premium	No of shares	Nominal value	Thousand of euros

Capital increase July 25, 2017	6,538,329	0.66	4,346
Capital increase November 10, 2017	7,792,496	0.877	6,834
Total Increase	14,330,825		11,180
Transaction costs			(268)
Total increase share premium in 2017			10,912

•	6,538,329 shares were issued on July 25, 2017, pursuant to the completion of the contribution in kind by Genetrix SL in relation to the acquisition of Coretherapix in July 2015.

•	7,792,496 shares were issued on November 10, 2017, pursuant to the partial convertion of 7 million euros of the Company´s senior unsecured convertible bonds due in 2018.

As indicated in Note 5.4 on December 20, 2013, the Group entered into a loan facility agreement of up to 10.0 million euros with Kreos. As part of the consideration for this debt financing agreement, in April 2014 the Group issued a warrant plan to Kreos Capital IV (Expert Fund). The warrant plan consisted of 1,994,302 warrants that were issued with an exercise price of 0.75 euros exercisable immediately and which expire in April 2019. The warrants also include a put option that authorizes Kreos Capital IV (Expert Fund) to return the warrants to the Company and to settle the warrants in cash at any time during the repayment term of the Kreos loan. In May 2015, Kreos Capital IV (Expert Fund) exercised the first tranche of the put option of the Kreos Warrant Plan, equivalent to 664,767 warrants.

On December 19, 2017 Kreos exercised its right to convert the remaining warrants (1,329,535). The capital increase for issuing the corresponding shares was executed in January 5, 2018. On December 29, 2017, the Company received 997 thousand euros corresponding to the exercise of these warrants. At December 31, 2017 the Company has registered the impact of this capital increase in Equity using the “Shares to be issued” heading for an amount of 1.4 million euros (market value at the exercising date).

During 2016, the share capital of the Company had been increased three times:

Share Capital	No of shares	Nominal value	Thousand of euros

Capital increase March 10, 2016	25,000,000	0.10	2,500
Capital increase December 15, 2016	46,000,000	0.10	4,600
Capital Increase December 29, 2016	11,651,778	0.10	1,165
Total Increase of share capital in 2016	82,651,778		8,265

Share premium	No of shares	Nominal value	Thousand of euros

Capital increase March 10, 2016	25,000,000	0.85	21,250
Capital increase December 15, 2016	46,000,000	0.642	29,512
Capital Increase December 29, 2016	11,651,778	0.758	8,834
Total Increase	82,651,778		59,596
Transaction costs			(5,716)
Total increase share premium in 2016			53,880

•	25,000,000 shares were issued pursuant to a capital increase on March 10, 2016 (23.75 million euros gross proceeds).

•	46,000,000 shares were issued pursuant to a Nasdaq IPO on December 15, 2016 (34.1 million euros gross proceeds).

•	11,651,778 shares were issued pursuant to the capital increase of 10.0 million euros from Takeda on December 29, 2016.

During 2015, the share capital of the Company had been increased four times:

•	7,712,757 shares were issued pursuant to the acquisition of Coretherapix, SLU on July 31, 2015 (See note 4).

•	4,149,286 shares were issued pursuant to a contribution in cash on November 27, 2015 (3.9 million euros).

•	4,956,894 shares were issued pursuant to a contribution in cash on December 3, 2015 (4.7 million euros).

•	The capital increase of 903 euros on December 14, 2015 following the exercise of 9,030 warrants.

Transaction costs related to these capital increases amounted to 441 thousand euros.

17.2. Equity-settled employee benefits reserve

The equity-settled employee benefits reserve relates to share options granted by the Group to its employees under its employee share option plan. Further information about share-based payments to employees is set out in note 23.

17.3. Translation reserves

Exchange differences relating to the translation of the results and net assets of the Group’s foreign operations from their functional currencies to the Group’s presentation currency (the euro) are recognized directly in other comprehensive income and accumulated in the foreign currency translation reserve. Exchange differences previously accumulated in the foreign currency translation reserve (in respect of translating the net assets of foreign operations) are reclassified to profit or loss on the disposal of the foreign operation (see note 8).

The financial statements of TiGenix Inc are not expressed in euros. At December 31, 2017, the negative equity (11.9 million dollars) of TiGenix Inc is translated into euros at the historical exchange rate (euro/U.S. dollar) while the rest of the financial statement line items within the statement of financial position is translated at the closing rate as of December 31, 2017. TiGenix Inc has a significant intercompany liability in U.S. dollars (9.9 million euros) with TiGenix NV. As the U.S. dollar depreciated during last year against the euro, liabilities in euros have significantly decreased while the past year results (equity) remain constant. This resulted in 2.4 million euros recognized in translation reserves. TiGenix US Inc was incorporated in May 2017 in the state of Delaware, and its reporting currency is the US dollar. At December 31, 2017, the equity (398 thousand dollars) is translated into euros at the historical exchange rate (euro/U.S. dollar) while the rest of the financial statement line items within the statement of financial position is translated at the closing rate as of December 31, 2017. This resulted in 1 thousand euros recognized in translation reserves.